State Street Institutional Investment Trust

SUPPLEMENT DATED JANUARY 30, 2015

TO

PROSPECTUS

DATED JULY 9, 2014, AS SUPPLEMENTED OCTOBER 29, 2014

STATE STREET STRATEGIC REAL RETURN FUND

Class A (SSRFX)

Class C (SSRHX)

Class I (SSRJX)

Class K (SSRKX)

Effective immediately, the following supplements the “Principal Investment Strategies” section on page 2 of the Prospectus:

At the commencement of fund operations, the strategic asset allocation of the Fund is approximately 15% REITs, 22% commodities, 32% global natural resource stocks, and 31% inflation linked bonds. Actual portfolio allocations may vary and are expected to be adjusted from time to time in the Adviser’s discretion and without prior shareholder notice; the prospectus will not be updated as the Fund’s asset allocations change.

State Street Institutional Investment Trust

SUPPLEMENT DATED JANUARY 30, 2015

TO

PROSPECTUS

DATED JULY 9, 2014, AS SUPPLEMENTED OCTOBER 29, 2014

STATE STREET STRATEGIC REAL RETURN PORTFOLIO

(SSROX)

Effective immediately, the following supplements the “Principal Investment Strategies” section on page 1 of the Prospectus:

At the commencement of portfolio operations, the strategic asset allocation of the Portfolio is approximately 15% REITs, 22% commodities, 32% global natural resource stocks, and 31% inflation linked bonds. Actual portfolio allocations may vary and are expected to be adjusted from time to time in the Adviser’s discretion and without prior shareholder notice; the prospectus will not be updated as the Portfolio’s asset allocations change.